Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Assets
Cash and due from banks	$ 8,556	$ 5,931	$ 6,445
Interest-bearing deposits with banks	137,294	159,962
Trading loans, securities, and other	143,726	147,590
Non-trading financial assets at fair value through profit or loss	10,946	9,390
Derivatives	103,873	54,427
Financial assets designated at fair value through profit or loss	5,039	4,564
Financial assets at fair value through other comprehensive income	69,675	79,066
Debt securities at amortized cost, net of allowance for credit losses	342,774	268,939
Securities purchased under reverse repurchase agreements	160,167	167,284
Loans
Residential mortgages	293,924	268,340
Consumer installment and other personal	206,152	189,864
Credit card	36,010	30,738
Business and government	301,389	240,070
Total loans	837,475	729,012
Allowance for loan losses	(6,432)	(6,390)
Loans, net of allowance for loan losses	831,043	722,622
Customers' liability under acceptances	19,733	18,448
Investment in Schwab	8,088	11,112
Goodwill3	17,656	16,232	$ 17,148
Other intangibles3	2,303	2,123
Land, buildings, equipment, and other depreciable assets3	9,400	9,181
Deferred tax assets	2,193	2,265
Amounts receivable from brokers, dealers, and clients	19,760	32,357
Other assets	25,302	17,179
Total assets	1,917,528	1,728,672
Liabilities
Trading deposits	23,805	22,891
Derivatives	91,133	57,122
Securitization liabilities at fair value	12,612	13,505
Financial liabilities designated at fair value through profit or loss	162,786	113,988
Deposits
Personal	660,838	633,498
Banks	38,263	20,917
Business and government	530,869	470,710
Total deposits, other than trading	1,229,970	1,125,125
Acceptances	19,733	18,448
Obligations related to securities sold short1	45,505	42,384
Obligations related to securities sold under repurchase agreements2	128,024	144,097
Securitization liabilities at amortized cost	15,072	15,262
Amounts payable to brokers, dealers, and clients	25,195	28,993
Insurance-related liabilities	7,468	7,676
Other liabilities	33,552	28,133
Subordinated notes and debentures	11,290	11,230
Equity	111,383	99,818
Total liabilities and equity	1,917,528	1,728,672
Off-balance sheet commitments
Total off-balance sheet commitments	295,303	262,677
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	290,064	257,341
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,148	3,263
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,091	2,073
Not later than one month [member]
Assets
Cash and due from banks	8,556	5,931
Interest-bearing deposits with banks	135,855	158,039
Trading loans, securities, and other	4,601	2,020
Non-trading financial assets at fair value through profit or loss	111	58
Derivatives	14,436	6,146
Financial assets designated at fair value through profit or loss	229	441
Financial assets at fair value through other comprehensive income	2,117	1,030
Debt securities at amortized cost, net of allowance for credit losses	2,333	1,235
Securities purchased under reverse repurchase agreements	113,845	92,356
Loans
Residential mortgages	672	930
Consumer installment and other personal	543	641
Business and government	33,836	27,691
Total loans	35,051	29,262
Loans, net of allowance for loan losses	35,051	29,262
Customers' liability under acceptances	16,002	16,039
Amounts receivable from brokers, dealers, and clients	19,719	32,357
Other assets	4,726	3,100
Total assets	357,581	348,014
Liabilities
Trading deposits	4,038	1,697
Derivatives	12,560	7,387
Securitization liabilities at fair value	36
Financial liabilities designated at fair value through profit or loss	18,718	23,923
Deposits
Personal	4,551	5,799
Banks	22,153	8,903
Business and government	34,236	15,795
Total deposits, other than trading	60,940	30,497
Acceptances	16,002	16,039
Obligations related to securities sold short1	1,418	1,096
Obligations related to securities sold under repurchase agreements2	118,278	120,938
Amounts payable to brokers, dealers, and clients	25,155	28,993
Insurance-related liabilities	146	158
Other liabilities	14,587	9,008
Total liabilities and equity	271,878	239,736
Off-balance sheet commitments
Total off-balance sheet commitments	19,336	14,847
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,249	14,788
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	87	59
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	197	373
Trading loans, securities, and other	4,876	4,382
Non-trading financial assets at fair value through profit or loss		3
Derivatives	16,306	9,393
Financial assets designated at fair value through profit or loss	777	311
Financial assets at fair value through other comprehensive income	2,401	6,532
Debt securities at amortized cost, net of allowance for credit losses	3,607	6,567
Securities purchased under reverse repurchase agreements	15,050	30,580
Loans
Residential mortgages	2,327	2,389
Consumer installment and other personal	1,027	987
Business and government	7,398	5,390
Total loans	10,752	8,766
Loans, net of allowance for loan losses	10,752	8,766
Customers' liability under acceptances	3,712	2,327
Land, buildings, equipment, and other depreciable assets3		3
Amounts receivable from brokers, dealers, and clients	41
Other assets	1,262	1,049
Total assets	58,981	70,286
Liabilities
Trading deposits	2,227	5,373
Derivatives	16,189	9,392
Securitization liabilities at fair value	1,245	538
Financial liabilities designated at fair value through profit or loss	21,893	12,526
Deposits
Personal	6,872	9,750
Banks	453	338
Business and government	17,779	12,080
Total deposits, other than trading	25,104	22,168
Acceptances	3,712	2,327
Obligations related to securities sold short1	2,125	729
Obligations related to securities sold under repurchase agreements2	6,553	13,904
Securitization liabilities at amortized cost	595	344
Amounts payable to brokers, dealers, and clients	40
Insurance-related liabilities	296	273
Other liabilities	2,417	3,106
Total liabilities and equity	82,396	70,680
Off-balance sheet commitments
Total off-balance sheet commitments	22,828	25,218
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,494	24,189
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	208	170
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	126	859
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks	143	185
Trading loans, securities, and other	5,310	5,059
Non-trading financial assets at fair value through profit or loss	222	543
Derivatives	7,870	5,289
Financial assets designated at fair value through profit or loss	235	187
Financial assets at fair value through other comprehensive income	1,531	11,881
Debt securities at amortized cost, net of allowance for credit losses	7,082	8,180
Securities purchased under reverse repurchase agreements	17,977	22,332
Loans
Residential mortgages	5,585	5,050
Consumer installment and other personal	2,480	2,029
Business and government	10,693	6,707
Total loans	18,758	13,786
Loans, net of allowance for loan losses	18,758	13,786
Customers' liability under acceptances	16	76
Land, buildings, equipment, and other depreciable assets3	2	10
Other assets	6,537	2,204
Total assets	65,683	69,732
Liabilities
Trading deposits	4,390	4,867
Derivatives	8,764	4,581
Securitization liabilities at fair value	216	1,013
Financial liabilities designated at fair value through profit or loss	52,501	33,712
Deposits
Personal	10,173	8,491
Banks	51	135
Business and government	10,095	8,268
Total deposits, other than trading	20,319	16,894
Acceptances	16	76
Obligations related to securities sold short1	1,611	1,753
Obligations related to securities sold under repurchase agreements2	2,382	7,255
Securitization liabilities at amortized cost	390	414
Insurance-related liabilities	439	405
Other liabilities	2,006	925
Total liabilities and equity	93,034	71,895
Off-balance sheet commitments
Total off-balance sheet commitments	22,731	23,687
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,536	23,482
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	177	185
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18	20
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	4,477	2,275
Non-trading financial assets at fair value through profit or loss	685	1,250
Derivatives	5,155	2,885
Financial assets designated at fair value through profit or loss	391	167
Financial assets at fair value through other comprehensive income	3,367	3,381
Debt securities at amortized cost, net of allowance for credit losses	14,706	4,889
Securities purchased under reverse repurchase agreements	9,745	14,191
Loans
Residential mortgages	9,122	10,061
Consumer installment and other personal	4,002	4,049
Business and government	10,854	10,533
Total loans	23,978	24,643
Loans, net of allowance for loan losses	23,978	24,643
Customers' liability under acceptances	3	2
Land, buildings, equipment, and other depreciable assets3	2	4
Other assets	232	159
Total assets	62,741	53,846
Liabilities
Trading deposits	1,740	2,953
Derivatives	5,230	2,969
Securitization liabilities at fair value	447	514
Financial liabilities designated at fair value through profit or loss	45,442	28,017
Deposits
Personal	10,394	5,999
Banks		25
Business and government	17,173	5,433
Total deposits, other than trading	27,567	11,457
Acceptances	3	2
Obligations related to securities sold short1	1,257	1,648
Obligations related to securities sold under repurchase agreements2	545	1,700
Securitization liabilities at amortized cost	609	475
Insurance-related liabilities	439	405
Other liabilities	1,050	228
Total liabilities and equity	84,329	50,368
Off-balance sheet commitments
Total off-balance sheet commitments	20,274	20,688
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,326	19,887
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	234	244
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	714	557
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,055	2,874
Non-trading financial assets at fair value through profit or loss		53
Derivatives	4,575	1,818
Financial assets designated at fair value through profit or loss	243	363
Financial assets at fair value through other comprehensive income	1,712	2,914
Debt securities at amortized cost, net of allowance for credit losses	4,678	4,030
Securities purchased under reverse repurchase agreements	3,240	7,441
Loans
Residential mortgages	9,115	10,077
Consumer installment and other personal	3,430	3,254
Business and government	14,245	8,503
Total loans	26,790	21,834
Loans, net of allowance for loan losses	26,790	21,834
Customers' liability under acceptances		4
Land, buildings, equipment, and other depreciable assets3	2	4
Other assets	274	150
Total assets	45,569	41,485
Liabilities
Trading deposits	1,758	1,196
Derivatives	3,531	2,244
Securitization liabilities at fair value	899	301
Financial liabilities designated at fair value through profit or loss	23,331	14,678
Deposits
Personal	11,801	6,148
Banks	13
Business and government	8,234	1,311
Total deposits, other than trading	20,048	7,459
Acceptances		4
Obligations related to securities sold short1	1,312	432
Obligations related to securities sold under repurchase agreements2	188	272
Securitization liabilities at amortized cost	1,812	403
Insurance-related liabilities	481	425
Other liabilities	761	767
Total liabilities and equity	54,121	28,181
Off-balance sheet commitments
Total off-balance sheet commitments	18,265	15,786
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,060	15,616
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	205	170
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	12,910	12,293
Non-trading financial assets at fair value through profit or loss	4,071	745
Derivatives	10,622	7,172
Financial assets designated at fair value through profit or loss	610	851
Financial assets at fair value through other comprehensive income	6,415	4,089
Debt securities at amortized cost, net of allowance for credit losses	29,069	27,819
Securities purchased under reverse repurchase agreements	310	140
Loans
Residential mortgages	34,909	34,004
Consumer installment and other personal	19,635	14,333
Business and government	33,366	23,332
Total loans	87,910	71,669
Loans, net of allowance for loan losses	87,910	71,669
Land, buildings, equipment, and other depreciable assets3	36	19
Other assets	74	74
Total assets	152,027	124,871
Liabilities
Trading deposits	4,181	2,135
Derivatives	9,413	7,403
Securitization liabilities at fair value	2,357	2,814
Financial liabilities designated at fair value through profit or loss	805	1,127
Deposits
Personal	12,801	7,611
Banks		2
Business and government	26,060	28,880
Total deposits, other than trading	38,861	36,493
Obligations related to securities sold short1	6,691	4,574
Obligations related to securities sold under repurchase agreements2	78	28
Securitization liabilities at amortized cost	2,724	3,448
Insurance-related liabilities	947	982
Other liabilities	1,725	1,522
Total liabilities and equity	67,782	60,526
Off-balance sheet commitments
Total off-balance sheet commitments	43,139	39,357
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	41,357	38,639
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	549	591
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,233	127
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	23,057	21,299
Non-trading financial assets at fair value through profit or loss	2,475	3,803
Derivatives	26,319	10,895
Financial assets designated at fair value through profit or loss	1,345	624
Financial assets at fair value through other comprehensive income	20,091	21,983
Debt securities at amortized cost, net of allowance for credit losses	106,919	79,375
Securities purchased under reverse repurchase agreements		244
Loans
Residential mortgages	181,763	166,855
Consumer installment and other personal	88,071	81,413
Business and government	89,367	71,025
Total loans	359,201	319,293
Loans, net of allowance for loan losses	359,201	319,293
Land, buildings, equipment, and other depreciable assets3	525	466
Other assets	57	112
Total assets	539,989	458,094
Liabilities
Trading deposits	4,136	3,516
Derivatives	18,116	10,792
Securitization liabilities at fair value	4,675	5,737
Financial liabilities designated at fair value through profit or loss	96	1
Deposits
Personal	13,038	7,254
Banks	3	2
Business and government	63,392	37,255
Total deposits, other than trading	76,433	44,511
Obligations related to securities sold short1	15,015	12,640
Securitization liabilities at amortized cost	5,730	7,043
Insurance-related liabilities	1,482	1,673
Other liabilities	1,136	1,796
Subordinated notes and debentures	200	200
Total liabilities and equity	127,019	87,909
Off-balance sheet commitments
Total off-balance sheet commitments	142,015	117,437
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	140,699	115,624
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,316	1,303
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		510
Later than five years [member]
Assets
Trading loans, securities, and other	23,051	23,119
Non-trading financial assets at fair value through profit or loss	2,133	1,931
Derivatives	18,590	10,829
Financial assets designated at fair value through profit or loss	1,209	1,620
Financial assets at fair value through other comprehensive income	28,721	22,658
Debt securities at amortized cost, net of allowance for credit losses	174,381	136,846
Loans
Residential mortgages	50,431	38,974
Consumer installment and other personal	30,056	27,126
Business and government	68,078	61,647
Total loans	148,565	127,747
Loans, net of allowance for loan losses	148,565	127,747
Land, buildings, equipment, and other depreciable assets3	3,462	3,664
Other assets	72	73
Total assets	400,184	328,487
Liabilities
Trading deposits	1,335	1,154
Derivatives	17,330	12,354
Securitization liabilities at fair value	2,737	2,588
Financial liabilities designated at fair value through profit or loss		4
Deposits
Personal	31	29
Banks	3	4
Business and government	13,167	6,079
Total deposits, other than trading	13,201	6,112
Obligations related to securities sold short1	13,146	17,505
Securitization liabilities at amortized cost	3,212	3,135
Insurance-related liabilities	645	872
Other liabilities	4,660	4,815
Subordinated notes and debentures	11,090	11,030
Total liabilities and equity	67,356	59,569
Off-balance sheet commitments
Total off-balance sheet commitments	5,247	4,330
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,882	3,789
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	365	541
No specific maturity [member]
Assets
Interest-bearing deposits with banks	1,099	1,365
Trading loans, securities, and other	61,389	74,269
Non-trading financial assets at fair value through profit or loss	1,249	1,004
Financial assets at fair value through other comprehensive income	3,320	4,598
Debt securities at amortized cost, net of allowance for credit losses	(1)	(2)
Loans
Consumer installment and other personal	56,908	56,032
Credit card	36,010	30,738
Business and government	33,552	25,242
Total loans	126,470	112,012
Allowance for loan losses	(6,432)	(6,390)
Loans, net of allowance for loan losses	120,038	105,622
Investment in Schwab	8,088	11,112
Goodwill3	17,656	16,232
Other intangibles3	2,303	2,123
Land, buildings, equipment, and other depreciable assets3	5,371	5,011
Deferred tax assets	2,193	2,265
Other assets	12,068	10,258
Total assets	234,773	233,857
Deposits
Personal	591,177	582,417
Banks	15,587	11,508
Business and government	340,733	355,609
Total deposits, other than trading	947,497	949,534
Obligations related to securities sold short1	2,930	2,007
Insurance-related liabilities	2,593	2,483
Other liabilities	5,210	5,966
Equity	111,383	99,818
Total liabilities and equity	1,069,613	1,059,808
Off-balance sheet commitments
Total off-balance sheet commitments	1,468	1,327
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,461	$ 1,327
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 7